Total Equity - Non-Controlling Interests (Details) - USD ($) $ in Millions				12 Months Ended
	Jun. 23, 2023	Sep. 27, 2022	Sep. 26, 2022	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Total equity
Carrying value				$ 4,750.4	$ 3,902.9	$ 4,940.9
Net earnings (loss) attributable to non-controlling interests				$ 713.1	$ 437.5
Allied World
Total equity
Cash consideration for shares purchased from minority shareholders	$ 30.6
Proportion of ownership interest in subsidiary	83.40%	82.90%	70.90%	83.40%
Consideration paid		$ 733.5
Loss recognized in retained earnings due to changes in capitalization of non-controlling interests		$ 163.3
Fairfax India
Total equity
Economic ownership percentage				57.50%	65.30%
Voting percentage				4.80%	5.60%
Global Insurers and Reinsurers
Total equity
Dividends paid				$ 180.3	$ 248.8
Insurance and reinsurance companies
Total equity
Carrying value				3,115.8	2,212.5
Net earnings (loss) attributable to non-controlling interests				$ 509.7	$ 300.7
Insurance and reinsurance companies | Allied World
Total equity
Economic ownership percentage				16.60%
Voting percentage					17.10%
Carrying value				$ 972.7	$ 862.4
Net earnings (loss) attributable to non-controlling interests				$ 211.8	$ 162.2
Insurance and reinsurance companies | Brit
Total equity
Economic ownership percentage				13.80%
Voting percentage					13.80%
Carrying value				$ 881.2	$ 736.4
Net earnings (loss) attributable to non-controlling interests				$ 188.1	$ 41.0
Insurance and reinsurance companies | Odyssey Group
Total equity
Economic ownership percentage				9.99%
Voting percentage					9.99%
Carrying value				$ 602.3	$ 562.5
Net earnings (loss) attributable to non-controlling interests				$ 104.9	81.1
Insurance and reinsurance companies | Gulf Insurance
Total equity
Economic ownership percentage				9.99%
Carrying value				$ 605.3
Insurance and reinsurance companies | All other
Total equity
Carrying value				54.3	51.2
Net earnings (loss) attributable to non-controlling interests				4.9	16.4
Non-insurance companies
Total equity
Carrying value				1,634.6	1,690.4
Net earnings (loss) attributable to non-controlling interests				203.4	136.8
Non-insurance companies | Restaurants and retail
Total equity
Carrying value				163.5	208.1
Net earnings (loss) attributable to non-controlling interests				$ 5.6	$ 32.7
Non-insurance companies | Fairfax India
Total equity
Economic ownership percentage				57.50%
Voting percentage					65.30%
Carrying value				$ 1,131.1	$ 1,080.2
Net earnings (loss) attributable to non-controlling interests				$ 235.4	$ 114.2
Non-insurance companies | Thomas Cook India
Total equity
Economic ownership percentage				35.40%
Voting percentage					26.70%
Carrying value				$ 86.0	$ 61.3
Net earnings (loss) attributable to non-controlling interests				6.0	1.1
Non-insurance companies | All other
Total equity
Carrying value				254.0	340.8
Net earnings (loss) attributable to non-controlling interests				$ (43.6)	$ (11.2)